Registration No. 333-160733
File No. 811-22314

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	□

Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒

Oppenheimer Corporate Bond Fund
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

□ immediately upon filing pursuant to paragraph (b)
☒ on January 18, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on ______ pursuant to paragraph (a)(1)
□ 75 days after filing pursuant to paragraph (a)(2)
□ on ______ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement for Oppenheimer Corporate Bond Fund (the “Registrant”) is being filed for the purpose of delaying the effectiveness of the Post-Effective Amendment No. 18, which was filed pursuant to Rule 485(a)(2). The accession numbers, filing dates, initial effective dates, affected series, and EDGAR Series ID numbers for Post-Effective Amendment No. 18 are listed in the table below. It is proposed that Post-Effective Amendment No. 18 become automatically effective on January 18, 2019.

Post-Effective Amendment Number	Accession Number	Filing Date	Initial Effective Date	Series	Series ID	Proposed Effective Date
18	0000728889-18-002035	November 13, 2018	January 12, 2019	Oppenheimer Corporate Bond Fund	S000026757	January 18, 2019

Accordingly, the contents of Post-Effective Amendment No. 18 consisting of Part A, Part B, and Part C, are herein incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of January, 2019.

Oppenheimer Corporate Bond Fund
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	January 11, 2019

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	January 11, 2019

Andrew J. Donohue* Andrew J. Donohue	Trustee	January 11, 2019

Richard F. Grabish* Richard F. Grabish	Trustee	January 11, 2019

Beverly L. Hamilton* Beverly L. Hamilton	Trustee	January 11, 2019

Victoria J. Herget* Victoria J. Herget	Trustee	January 11, 2019

Karen L. Stuckey* Karen L. Stuckey	Trustee	January 11, 2019

James D. Vaughn* James D. Vaughn	Trustee	January 11, 2019

*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact